Consolidated Statements Of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss	$ (100,943)	$ (18,455)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Change in fair value of derivatives designated as cash flow hedges, net of income tax recovery	360	247
Loss on derivatives designated as cash flow hedges transferred to net loss, net of income tax expense	(389)	(167)
Unrealized gain on translation of foreign-denominated debt	11,779	232
Unrealized gain (loss) on translation of financial statements of foreign operations	72,406	(18,958)
Other comprehensive income (loss)	84,156	(18,646)
Total comprehensive loss	$ (16,787)	$ (37,101)